Legal and regulatory matters - Additional Information (Detail) - GBP (£) £ in Millions	Feb. 21, 2025	Feb. 28, 2025
U.K. Competition and Markets Authority [Member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Legal proceedings provision		£ 34.2
Qualified Professional Asset Manager [Member]
Disclosure of other provisions [line items]
Extended term period of relief	6 months